State Street Real Estate Securities VIS Fund Investment Objectives and Goals - State Street Real Estate Securities VIS Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Real EstateSecurities V.I.S. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Real Estate Securities V.I.S. Fund (the “Fund”) is maximum total return through current income and capital appreciation.